3. Basis of consolidation (Tables)	12 Months Ended
Dec. 31, 2020
Basis Of Consolidation Tables Abstract
Controlled entities and investment funds included in the consolidated financial statements
		Quantity of Shares or Quotas Owned (in Thousands)
Investments	Activity	Common Shares and Quotas	Preferred Shares	Direct Participation	Participation
Controlled by Banco Santander
Santander Leasing S.A. Arrendamento Mercantil (Santander Leasing)	Leasing	84	-	78.58%	100.00%
Santander Brasil Administradora de Consórcio Ltda, (Santander Brasil Consórcio)	Buying Club	238,886	-	100.00%	100.00%
Banco Bandepe S.A.	Bank	3,589	-	100.00%	100.00%
Aymoré Crédito, Financiamento e Investimento S.A. (Aymoré CFI)	Financial	2,877	-	100.00%	100.00%
Santander CCVM	Broker	14,067,640	14.067.640	99.99%	100.00%
Santander Corretora de Seguros, Investimentos e Serviços S.A. (Santander Corretora de Seguros)	Other Activities	7,184	-	100.00%	100.00%
Getnet S.A.	Payment Institution	69,565	-	100.00%	100.00%
Sancap Investimentos e Participações S.A. (Sancap)	Holding	23,538,159	-	100.00%	100.00%
Santander Brasil EFC	Financial	75	-	100.00%	100.00%
Atual Serviços de Recuperação de Créditos e Meios Digitais S.A.	Recovery of Defaulted Credits	1,464,627	-	100.00%	100.00%
Santander Holding Imobiliária S.A.	Holding	481,196	-	100.00%	100.00%
Santander Brasil Tecnologia S.A.	Tecnology	45,371	-	100.00%	100.00%
Rojo Entretenimento S.A.	Other Activities	7,417	-	94.60%	94.60%
BEN Benefícios e Serviços S.A. (BEN Benefícios)	Other Activities	90,000	-	100.00%	100.00%
Esfera Fidelidade S.A.	Other Activities	10,001	-	100.00%	100.00%
Sanb Promotora de Vendas e Cobrança Ltda,	Other Activities	6,950	-	100.00%	100.00%
Santander Tecnologia e Inovação Ltda,	Other Activities	5,045	-	100.00%	100.00%
Toque Fale Serviços de Telemarketing Ltda, (Toque Fale)	Other Activities	75,050	-	100.00%	100.00%
Controlled by Aymoré CFI
Banco PSA	Bank	105	-	-	50.00%
Banco Hyundai Capital Brasil S.A. (Note 2,c,j,1)	Bank	150,000	-	-	50.00%
Controlled by Santander Leasing
PI Distribuidora de Títulos e Valores Mobiliários S.A.	Leasing	182	-	-	100.00%
Controlled by Sancap
Santander Capitalização S.A. (Santander Capitalização)	Capitalization	64,615	-	-	100.00%
Evidence Previdência S.A.	Private Pension	42,819,564	-	-	100.00%
Controlled by Atual Serviços de Recuperação de Créditos e Meios Digitais S.A.
Return Capital Serviços de Recuperação de Créditos S.A.	Collection and recover of Credit management	200	-	-	100.00%
Controlled by Return Capital Serviços de Recuperação de Créditos S.A. (current name of Ipanema Empreendimentos e Participações S.A.)
Return Gestão de Recursos S.A. (atual denominação social da Gestora de Investimentos Ipanema S.A.)	Resources Management	11	-	-	100.00%
Jointly Controlled Companies by Sancap
Santander Auto S.A.	Other Activities	22,452	-	-	50.00%
Controlled by Getnet S.A.
Auttar HUT Processamento de Dados Ltda, (Auttar HUT)	Other Activities	3,865	-	-	100.00%